United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/2013

Date of Reporting Period: Quarter ended 04/30/2012

Item 1. Schedule of Investments

Federated Income Trust

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Collateralized Mortgage Obligations – 8.3%
		Federal Home Loan Mortgage Corporation – 3.8%
$4,582,917	[1]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.590%, 4/15/2036	4,576,091
3,422,404	[1]	Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.570%, 5/15/2036	3,418,798
1,248,399	[1]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.550%, 6/15/2036	1,246,214
4,389,756	[1]	Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.620%, 7/15/2036	4,388,559
638,492	[1]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.640%, 8/15/2036	638,826
6,200,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	6,389,460
		TOTAL	20,657,948
		Federal National Mortgage Association – 4.5%
431,211	[1]	Federal National Mortgage Association REMIC 2005-63 FC, 0.489%, 10/25/2031	428,805
3,972,484	[1]	Federal National Mortgage Association REMIC 2006-104 FY, 0.579%, 11/25/2036	3,966,925
4,312,231	[1]	Federal National Mortgage Association REMIC 2006-115 EF, 0.599%, 12/25/2036	4,309,161
998,616	[1]	Federal National Mortgage Association REMIC 2006-43 FL, 0.639%, 6/25/2036	999,208
2,150,433	[1]	Federal National Mortgage Association REMIC 2006-58 FP, 0.539%, 7/25/2036	2,147,043
3,575,165	[1]	Federal National Mortgage Association REMIC 2006-81 FB, 0.589%, 9/25/2036	3,574,530
3,730,920	[1]	Federal National Mortgage Association REMIC 2006-85 PF, 0.619%, 9/25/2036	3,724,817
867,498	[1]	Federal National Mortgage Association REMIC 2006-93 FM, 0.619%, 10/25/2036	866,515
4,888,119		Federal National Mortgage Association REMIC 2011-M5 A1, 2.007%, 7/25/2021	4,984,123
		TOTAL	25,001,127
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $45,507,627)	45,659,075
		Mortgage-Backed Securities – 96.0%[2]
		Federal Home Loan Mortgage Corporation – 46.1%
20,348,762	[3]	3.500%, 11/1/2025 - 5/1/2042	21,256,339
42,186,874	[3]	4.000%, 8/1/2025 - 5/1/2042	44,536,773
76,343,625		4.500%, 6/1/2019 - 9/1/2040	81,414,464
48,610,372		5.000%, 8/1/2023 - 12/1/2039	52,550,103
34,854,214		5.500%, 12/1/2021 - 1/1/2039	38,054,657
10,680,466		6.000%, 4/1/2036 - 9/1/2038	11,772,512
322,695		6.500%, 9/1/2029	366,652
1,284,818		7.000%, 2/1/2031 - 3/1/2032	1,462,807
968,715		7.500%, 12/1/2022 - 2/1/2031	1,121,717
7,427		9.500%, 9/1/2016	8,243
5,648		11.500%, 12/1/2014	6,204
		TOTAL	252,550,471
		Federal National Mortgage Association – 44.0%
13,000,000	[3]	3.000%, 5/1/2027	13,566,621
14,901,065	[3]	3.500%, 1/1/2026 - 5/1/2042	15,553,279
59,367,333	[3]	4.000%, 12/1/2031 - 5/1/2042	63,000,295
47,786,956		4.500%, 10/1/2040 - 1/1/2042	51,419,892
31,119,369		5.000%, 10/1/2023 - 9/1/2041	33,813,411
28,911,611		5.500%, 9/1/2034 - 9/1/2037	31,720,284
18,193,227		6.000%, 6/1/2016 - 10/1/2038	20,143,804
9,185,189		6.500%, 12/1/2027 - 9/1/2037	10,355,582
736,030		7.000%, 7/1/2029 - 2/1/2032	836,490
190,631		7.500%, 7/1/2028 - 8/1/2031	222,768
240,503		8.000%, 12/1/2026	283,247

Principal Amount			Value
$193,295		10.000%, 10/1/2013 - 11/1/2021	218,546
45,782		10.500%, 12/1/2019 - 4/1/2022	51,355
		TOTAL	241,185,574
		Government National Mortgage Association – 5.9%
5,000,000	[3]	3.500%, 5/15/2042	5,266,711
10,659,727		4.000%, 11/15/2040 - 9/15/2041	11,549,869
8,181,745		5.000%, 2/20/2038 - 7/20/2039	9,075,057
2,276,547		5.500%, 11/20/2038	2,534,081
1,427,029		6.500%, 10/20/2038	1,620,124
1,695,671		7.000%, 6/15/2026 - 2/15/2031	1,954,154
10,123		7.500%, 1/15/2031	11,855
151,242		8.000%, 11/15/2023 - 7/15/2030	178,513
112,807		8.500%, 6/15/2030	133,774
		TOTAL	32,324,138
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $498,419,374)	526,060,183
		Repurchase Agreements – 15.1%
9,657,000	[1]	Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	9,657,000
53,683,000	[1,4]	Interest in $329,974,000 joint repurchase agreement 0.17%, dated 4/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $330,023,863 on 5/14/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $336,603,678.	53,683,000
5,687,000	[4]	Interest in $805,000,000 joint repurchase agreement 0.17%, dated 4/19/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $805,121,644 on 5/21/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $829,196,986.	5,687,000
13,521,000	[1,4]	Repurchase agreement 0.16%, dated 4/17/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $13,522,803 on 5/17/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $13,804,151.	13,521,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	82,548,000
		TOTAL INVESTMENTS-119.4% (IDENTIFIED COST $626,475,001)[5]	654,267,258
		OTHER ASSETS AND LIABILITIES - NET — (19.4)%[6]	(106,097,287)
		TOTAL NET ASSETS — 100%	$548,169,971

At April 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7] United States Treasury Notes 10-Year Short Futures	100	$13,228,125	June 2012	$(151,812)
[7] United States Treasury Bond 30-Year Short Futures	50	$7,143,750	June 2012	$(106,141)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(257,953)

The average notional value of short futures contracts held by the Fund throughout the period was $18,402,734. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	At April 30, 2012, the cost of investments for federal tax purposes was $626,475,001. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $27,792,257. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,861,194 and net unrealized depreciation from investments for those securities having an excess of cost over value of $68,937.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of April 30, 2012.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$ —	$45,659,075	$ —	$45,659,075
Mortgage-Backed Securities	—	526,060,183	—	526,060,183
Repurchase Agreements	—	82,548,000	—	82,548,000
TOTAL SECURITIES	$ —	$654,267,258	$ —	$654,267,258
OTHER FINANCIAL INSTRUMENTS*	$(257,953)	$ —	$ —	$(257,953)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012